(5) CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Bank balances	R$ 365,031	R$ 170,884
Short-term financial investments	2,884,611	5,994,112
Overnight investment	178,444	95,034
Bank certificates of deposit	785,074	2,357,187
Repurchase agreements secured on debentures	3,268	58,616
Investment funds	1,917,826	3,483,274
Total	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802	R$ 4,357,455